Segment Revenue and Long-Lived Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 129,706	$ 115,688	$ 116,829	$ 114,071	$ 127,776	$ 113,800	$ 114,174	$ 112,901	$ 476,294	$ 468,651	$ 446,509
Long Lived Assets	117,907				116,681				117,907	116,681	112,324
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues									338,681	332,788	319,800
Long-Lived Assets	79,644				77,692				79,644	77,692	75,881
Walmart International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues									137,613	135,863	126,709
Long-Lived Assets	$ 38,263				$ 38,989				$ 38,263	$ 38,989	$ 36,443